Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan. 22, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2013